Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Other Financial Liabilities
Schedule of other financial liabilities

	March 31,
	2021	2022
Non-current
Share warrants (refer to note 7)	436	-
Deposits*	269,844	-
	270,280	-
Current
Due to employees	62,230	120,756
Share warrants (refer to note 7)	31,955	-
Deposits*	-	308,701
Total	94,185	429,457

Schedule of warrants issued

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued is as follows:

	Number of shares	Date of issue	Exercise price	Expiration date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 2,040.90 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 910.44 ($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.